Advances from Federal Home Loan Bank: (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Advances from Federal Home Loan Bank (Additional Textual) [Abstract]
Maturity year of borrowings with right to call at par	2017
Maturity year of investment with monthly principal payment	2019
Amortization period of principal balance	10 years
Percentage of prepayment rate	5.00%
Additional borrowing capacity	$ 46,200,000
Agreement of first mortgage loan and non-residential real estate loan	125.00%
BVA Compass Bank [Member]
Advances from Federal Home Loan Bank (Textual) [Abstract]
Approved line of credit	8,000,000
BVA Compass Bank and Cincinnati [Member] | Overnight line of credit [Member]
Advances from Federal Home Loan Bank (Textual) [Abstract]
Overnight lines of credit outstanding amount	0
FHLB [Member]
Advances from Federal Home Loan Bank (Textual) [Abstract]
Approved line of credit	$ 30,000,000